Amortized Cost and Estimated Fair Value of Investment Securities Available for Sale (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 1 year	$ 1,619,783
1-5 years	17,977,502
Greater than 5 years	8,477,407
Mortgage-backed securities	189,071,181
Less than 1 year	1,627,437
1-5 years	18,081,140
Greater than 5 years	8,496,978
Mortgage-backed securities	189,379,333	158,736,574
Mortgage-backed Securities, Issued by Private Enterprises
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities	160,996,489
Mortgage-backed securities	$ 161,173,778